Current And Non-Current Payables - Summary of Trade and Other Current Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Payables [Line Items]
Current trade payables	$ 2,817,333	$ 2,468,818
Other current payables	2,094,797	1,624,758
Total trade and other current payables	4,912,130	4,093,576
Non-current trade payables	98,270	114,662
Other non-current payables	2,590,797	1,946,813
Total trade and other non-current payables	2,689,067	2,061,475
Energy Suppliers [Member]
Trade And Other Payables [Line Items]
Current trade payables	1,175,753	1,323,617
Non-current trade payables	77,349	100,517
Fuel and gas suppliers [Member]
Trade And Other Payables [Line Items]
Current trade payables	9,619	24,621
Payables for goods and services [Member]
Trade And Other Payables [Line Items]
Current trade payables	1,484,387	1,071,248
Non-current trade payables	20,921	3,155
Payables for assets acquisitions [Member]
Trade And Other Payables [Line Items]
Current trade payables	147,574	49,332
Non-current trade payables		10,990
Dividends Payable to Non-Controlling Interests [Member]
Trade And Other Payables [Line Items]
Other current payables	43,302	145,875
Payables to CAMMESA [Member]
Trade And Other Payables [Line Items]
Other current payables	626,696	337,317
Other non-current payables	14,996	27,475
Penalties and Complaints [Member]
Trade And Other Payables [Line Items]
Other current payables	23,109	18,817
Other non-current payables	37,638	56,013
Research and Development [Member]
Trade And Other Payables [Line Items]
Other current payables	112,083	154,595
Other non-current payables	31,411	40,925
Taxes Payables Other than Income Tax [Member]
Trade And Other Payables [Line Items]
Other current payables	60,840	40,916
Other non-current payables	210	672
Accounts Payables to Staff [Member]
Trade And Other Payables [Line Items]
Other current payables	150,627	154,269
Other non-current payables	874	1,136
PIS/COFINS on VAT Payable to Consumers [Member]
Trade And Other Payables [Line Items]
Other current payables	411,066	211,611
Other non-current payables	2,252,434	1,474,165
Regulatory Liabilities Brazilian Subsidiaries [Member]
Trade And Other Payables [Line Items]
Other current payables	399,238	418,680
Other non-current payables	170,147	186,946
Agreement Enel Distribucin Sao Paulo with Eletrobras [Member]
Trade And Other Payables [Line Items]
Other current payables	67,351	68,501
Other non-current payables	65,310	134,925
Other Miscellaneous Payables [Member]
Trade And Other Payables [Line Items]
Other current payables	200,485	74,177
Other non-current payables	$ 17,777	$ 24,556